Offerings - Offering: 1	Feb. 10, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A ordinary shares, without par value
Amount Registered | shares	5,792,637
Proposed Maximum Offering Price per Unit	1.77
Maximum Aggregate Offering Price	$ 10,252,967.49
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,415.93
Offering Note	Estimated in accordance with Rule 457(c) and Rule 457(h) under the Securities Act of 1933, as amended (the “Securities Act”), based on the average of the high and low prices of the Registrant’s Class A ordinary shares, without par value (the “Common Shares”), on the Nasdaq Capital Market on February 5, 2026, which date is within five business days prior to filing this registration statement.

Represents Common Shares authorized for issuance under the New Horizon Aircraft Ltd. 2023 Equity Incentive Plan (as amended, the “Plan”). Pursuant to Rule 416(a) of the Securities Act, this registration statement also includes an indeterminate number of additional Common Shares that may become issuable pursuant to the anti-dilution provisions of the Plan.